Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Wages and incentives	$ 38	$ 70
Legal and patents	11	42
Clinical and consulting		347
Accrued purchases of property and equipment		389
Other	71	99
Total accrued expenses and other current liabilities	$ 120	$ 947